Goodwill - Summary of Carrying Amount of Goodwill Allocated to Cash-generating Units (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2014 TWD ($)
Disclosure of information for cash-generating units [line items]
Goodwill	$ 9,934,494	$ 335,172	$ 10,490,309	$ 353,924	$ 10,506,519	$ 10,445,415
Testing segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	7,775,581	262,334	7,868,961
All other segments [member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 2,158,913	$ 72,838	$ 2,621,348